Property, plant and equipment - Right of Use (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 25,345	€ 0
Ending balance	35,113	25,345
Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31,225	0
Additions	21,459	4,530
Sales and disposals	(167)
Reclassifications to right of use		251
Reclassifications to assets held for sale	(6,202)
Translation differences	(90)	38
Ending balance	46,225	31,225
Acquisition value | Restated equity (modified retrospective application IFRS)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		26,406
Acquisition value | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		26,406
Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,879)	0
Depreciation	6,883	5,624
Sales and disposals	(167)
Reclassifications to right of use		251
Reclassifications to assets held for sale	(1,448)
Translation differences	(36)	4
Ending balance	(11,111)	(5,879)
Land and building
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,694
Ending balance	31,027	22,694
Land and building | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,364	0
Additions	18,341	3,270
Reclassifications to assets held for sale	(5,940)
Translation differences	(88)	38
Ending balance	39,678	27,364
Land and building | Acquisition value | Restated equity (modified retrospective application IFRS)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		24,056
Land and building | Acquisition value | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		24,056
Land and building | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,670)	0
Depreciation	5,350	4,666
Reclassifications to assets held for sale	(1,334)
Translation differences	(36)	4
Ending balance	(8,651)	(4,670)
Installation and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	212
Ending balance	270	212
Installation and machinery | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	554	0
Additions	186	84
Sales and disposals	(6)
Reclassifications to right of use		251
Translation differences	0
Ending balance	734	554
Installation and machinery | Acquisition value | Restated equity (modified retrospective application IFRS)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		219
Installation and machinery | Acquisition value | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		219
Installation and machinery | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(342)	0
Depreciation	128	91
Sales and disposals	(6)
Reclassifications to right of use		251
Ending balance	(464)	(342)
Furniture, fixtures & vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,440
Ending balance	3,817	2,440
Furniture, fixtures & vehicles | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,307	0
Additions	2,932	1,176
Sales and disposals	(161)
Reclassifications to assets held for sale	(263)
Translation differences	(3)
Ending balance	5,812	3,307
Furniture, fixtures & vehicles | Acquisition value | Restated equity (modified retrospective application IFRS)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,130
Furniture, fixtures & vehicles | Acquisition value | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,130
Furniture, fixtures & vehicles | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(867)	0
Depreciation	1,405	867
Sales and disposals	(161)
Reclassifications to assets held for sale	(115)
Translation differences	(1)
Ending balance	€ (1,995)	€ (867)